ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of the Group's Cash and Cash Equivalents by Currency Denomination and Jurisdiction) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
VIE arrangements [Line Items]
Cash and cash equivalents	$ 38,023	¥ 246,303	$ 27,831	¥ 180,285	¥ 98,962	¥ 118,081
Non-VIEs [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents		109,820		67,678
Group [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents		¥ 235,670		¥ 178,031